Business Combination (Details) - CNY (¥) ¥ in Millions	Apr. 18, 2022	Jul. 27, 2021
Business Combination [Line Items]
Prepayment amount	¥ 53.4	¥ 300.0
Prepaid amount		¥ 100.0
Business Combination [Member]
Business Combination [Line Items]
Equity interest percentage	100.00%
Business Combination [Member] | Youxi Software [Member]
Business Combination [Line Items]
Equity interest percentage	100.00%